Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	0.0194
Maximum Aggregate Offering Price	$ 3,880,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 338.00
Offering Note	This Registration Statement registers the offer and sale of an aggregate of 200,000,000 shares of Common Stock of TurnOnGreen, Inc. (the “Registrant”) that are or that may become issuable under the TurnOnGreen, Inc. 2026 Stock Incentive Plan (the “2026 Plan”), which number of shares of Common Stock is comprised of 200,000,000 newly reserved shares of Common Stock under the 2026 Plan.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional securities that may be offered or issued under the 2026 Plan by reason of any stock dividend, stock split, re-capitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) and (h) under the Securities Act, as to the shares of Common Stock authorized for issuance pursuant to the 2026 Plan, solely for the purpose of calculating the registration fee. The computation is based upon the average of the high ($0.021) and low ($0.0178) prices of the Common Stock as reported on the OTC Markets on September 25, 2026, because the price at which the securities to be granted in the future may be exercised is not currently determinable.